SCHEDULE OF WARRANTS ACTIVITY (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022
Warrants
Stock warrants issued, beginning balance	62,500	62,500
Weighted average exercise price, beginning balance	$ 1.00	$ 1.00
Warrants issued, granted	150,000
Weighted average exercise price, granted	$ 1.10
Warrants issued, canceled
Weighted average exercise price, canceled
Warrants issued, exercised	(13,500)
Weighted average exercise price, exercised	$ 1.00
Stock warrants issued, ending balance	199,000	62,500
Weighted average exercise price, ending balance	$ 1.07	$ 1.00
Stock warrants issued, ending balance	199,000	62,500	199,000
Weighted average exercise price, ending balance	$ 1.07	$ 1.00	$ 1.07